NOTE 4 - PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
NOTE 4 - PROPERTY AND EQUIPMENT

NOTE 4 – PROPERTY AND EQUIPMENT

The major classes of property and equipment are as follow at December 31, 2018 and 2017:

	2018	2017
Furniture, fixtures and equipment	$1,074,976	$862,582
Less: Accumulated depreciation	(870,750)	(797,220)
	$204,226	$65,362

Total depreciation in 2018 and 2017 was $73,530 and $42,838, respectively.